SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	May 31, 2024 USD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)	May 31, 2024 SGD ($)
Property, Plant and Equipment [Line Items]
Advertising expense	$ 3,000.000	$ 3,000.000	$ 3,000.000
Government grant	100,000	200,000	80,000.00
Payments to employees	200,000	200,000	200,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Singapore deposit protection board insured amount	$ 74,360			$ 100,000
SINGAPORE
Property, Plant and Equipment [Line Items]
Sales tax percentage	9.00%
Sales tax percentage	$ 100,000	$ 100,000	$ 200,000
Cash	200,000
SINGAPORE | Credit Risk [Member]
Property, Plant and Equipment [Line Items]
Cash	$ 100,000